Income tax - Reconciliation to profit before income tax (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income tax
Profit before taxes	$ 11,731	$ 11,515	$ 10,644
Tax at the Australian company tax rate of 30%	$ 3,519	3,455	3,193
Australian company tax rate	30.00%
Hybrid capital distributions	$ 69	64	50
Tax adjustment on policyholder earnings	24	8	(2)
Adjustment for life business tax rates	(1)	(1)
Dividend adjustments	(1)	(3)	(4)
Other non-assessable items	(5)	(3)	(10)
Other non-deductible items	64	32	35
Adjustment for overseas tax rates	(28)	(30)	(26)
Other items	(18)	(8)	13
Total income tax expense	3,632	3,518	3,184
Current income tax	3,704	3,404	3,351
Movement in deferred tax	(81)	110	(102)
Income tax (over)/under provided in prior years	$ 9	$ 4	$ (65)
Effective tax rate	30.96%	30.55%	29.91%
Australia
Income tax
Total income tax expense	$ 3,178	$ 3,072	$ 2,835
Overseas
Income tax
Total income tax expense	454	446	$ 349
Parent Entity
Income tax
Profit before taxes	10,895	10,463
Tax at the Australian company tax rate of 30%	3,269	3,139
Hybrid capital distributions	69	64
Dividend adjustments	(604)	(558)
Other non-assessable items	(2)	(2)
Other non-deductible items	34	25
Adjustment for overseas tax rates	(3)	(5)
Other items	(12)	(44)
Total income tax expense	2,751	2,620
Current income tax	2,806	2,367
Movement in deferred tax	(55)	252
Income tax (over)/under provided in prior years		1
Parent Entity | Australia
Income tax
Total income tax expense	2,677	2,544
Parent Entity | Overseas
Income tax
Total income tax expense	$ 74	$ 76